Revenue - Summary of Revenue by Product Line (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of products and services [line items]
Revenue	€ 5,686	€ 5,237	€ 4,743
Packaging rolled products [member]
Disclosure of products and services [line items]
Revenue	2,245	2,146	2,003
Automotive rolled products [member]
Disclosure of products and services [line items]
Revenue	636	483	319
Specialty and other thin-rolled products [member]
Disclosure of products and services [line items]
Revenue	169	176	160
Aerospace rolled products [member]
Disclosure of products and services [line items]
Revenue	773	760	795
Transportation, Industry and other rolled products [member]
Disclosure of products and services [line items]
Revenue	566	541	484
Automotive extruded products [member]
Disclosure of products and services [line items]
Revenue	714	614	537
Other extruded products [member]
Disclosure of products and services [line items]
Revenue	573	504	456
Other [member]
Disclosure of products and services [line items]
Revenue	€ 10	€ 13	€ (11)